Triple-Net Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of future contracted minimum rentals for all of triple-net and MOB leases

2015	$272,334
2016	268,185
2017	267,042
2018	269,486
2019	269,565
Thereafter	1,437,319

Total	$2,783,931